PROPERTY, PLANT & EQUIPMENT - Disclosure of net book value of property, plant & equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Beginning balance	$ 742,619	$ 758,006
Net additions	163,066
Changes in rehabilitation cost asset	12,087	12,906
Depletion and amortization	(79,123)	(103,469)
Foreign exchange translation	(810)	(3,471)
Ending balance	837,839	742,619
Gibraltar Mines [Member]
Disclosure of subsidiaries [line items]
Beginning balance	504,995
Net additions	101,281
Changes in rehabilitation cost asset	12,087
Depletion and amortization	(78,722)
Foreign exchange translation	0
Ending balance	539,641	504,995
Florence Copper [Member]
Disclosure of subsidiaries [line items]
Beginning balance	203,079
Net additions	58,679
Changes in rehabilitation cost asset	0
Depletion and amortization	(14)
Foreign exchange translation	(810)
Ending balance	260,934	203,079
Yellowhead [Member]
Disclosure of subsidiaries [line items]
Beginning balance	18,649
Net additions	2,603
Changes in rehabilitation cost asset	0
Depletion and amortization	0
Foreign exchange translation	0
Ending balance	21,252	18,649
Aley [Member]
Disclosure of subsidiaries [line items]
Beginning balance	13,861
Net additions	455
Changes in rehabilitation cost asset	0
Depletion and amortization	0
Foreign exchange translation	0
Ending balance	14,316	13,861
Other [Member]
Disclosure of subsidiaries [line items]
Beginning balance	2,035
Net additions	48
Changes in rehabilitation cost asset	0
Depletion and amortization	(387)
Foreign exchange translation	0
Ending balance	$ 1,696	$ 2,035